SCHEDULE OF MOVEMENTS IN SHARES ON ISSUE (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Balance at the beginning of the financial year	7,513,779,743	2,938,134,143
Contributed equity	$ 140,111,073	$ 125,498,824
Shares issued during the year (in shares)	1,502,947,000	4,575,645,600
Shares issued during the year	$ 17,409,150	$ 21,793,678
Less: transaction costs arising on share issue (in shares)			[1]
Less: transaction costs arising on share issue	$ (3,945,249)	$ (7,181,429)	[1]
Balance at the end of the financial year	9,016,726,743	7,513,779,743
Contributed equity	$ 153,574,974	$ 140,111,073

[1]	The details of securities arising on shares issued for the year ended June 30, 2021 are as below: